Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Disclosure of Changes in Financial Liabilities
Details of financial liabilities

	As of December 31,
(in thousands of euros)	2024	2023
Lease liabilities – Short term	1,261	1,199
Repayable BPI loan advances - Short term	689	592
PGE Loans*	2,543	2,583
EIB Loan – Short term	430	649
Total current financial liabilities	4,924	5,022
Lease liabilities – Long term	2,969	3,883
Repayable BPI loan advances – Long term	1,258	1,872
PGE Loans*	1,547	4,028
EIB loan – Long term	40,204	35,761
Total non-current financial liabilities	45,978	45,543
Total financial liabilities	50,902	50,565
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406		406	406
Trade receivables	2,977		2,977	2,977
Cash and cash equivalents	49,737		49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978		45,978	48,443
Current financial liabilities	4,924		4,924	4,924
Trade payables and other payables	20,035		20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
As of December 31, 2024, the carrying value of receivables and current liabilities is assumed to approximate their fair value.

	As of December 31, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	299	—	299	299
Trade receivables	19,004	—	19,004	19,004
Cash and cash equivalents	75,283	—	75,283	75,283
Total assets	94,586	—	94,586	94,586
Financial liabilities
Non-current financial liabilities	45,543	—	45,543	47,821
Current financial liabilities	5,022	—	5,022	5,033
Trade payables and other payables	18,237	—	18,237	18,237
Total liabilities	68,802	—	68,802	71,091
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Disclosure of Commercialization Date Sensitivity Analysis	Commercialization date sensitivity analysis
With constant average discount rate and cumulated net sales :

(in thousands of euros)	As of December 31, 2024
Commercialization date sensitivity	Total debt at amortized cost	P&L impact	Total impact
Base date	40,635	—	—
1 year after *	36,131	4,504	4,504
(*) one year postponing versus first year of commercialization
Commercialization date sensitivity analysis
With the same average discount rate and cumulated net sales :

(in thousands of euros)	As of December 31, 2024
Commercialization date sensitivity	Total debt at fair value	Fair Value impact	Total impact
Base date	43,115	—	—
1 year after *	39,974	3,141	3,141
(*) one year postponing versus first year of commercialization

Disclosure of Cumulated Net Sales Sensitivity Analysis	Cumulated net sales sensitivity analysis
With constant average discount rate and commercialization date :

(in thousands of euros)	As of December 31, 2024
Cumulated net sales sensitivity	Total debt at amortized cost	P&L impact	Total impact
Net sales -10%	40,058	577	577
Base cumulated net sales	40,635	—	—
Net sales +10%	41,212	(577)	(577)
Cumulated net sales sensitivity analysis
With constant average discount rate and commercialization date :

(in thousands of euros)	As of December 31, 2024
Cumulated net sales sensitivity	Total debt at fair value	Fair Value impact	Total impact
Net sales -10%	42,742	373	373
Base cumulated net sales	43,115	—	—
Net sales +10%	43,488	(373)	(373)

Disclosure of Conditional Advance, Bank Loan and Loans from Government and Public Authorities
Conditional advances and loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	EIB Loan	Curadigm Bpifrance advance	Total
As of January 1, 2023	2,316	125	35,754	317	38,512
Principal received	—	—	—	150	150
Impact of discounting and accretion	16	—	(285)	(20)	(289)
Accumulated fixed interest expense accrual	34	—	2,385	—	2,419
Accumulated variable interest expense accrual	—	—	5,195	—	5,195
Repayment	(300)	(125)	(6,639)	(50)	(7,114)
As of December 31, 2023	2,066	—	36,409	397	38,872
Principal received	—	—	—	—	—
Impact of discounting and accretion	12	—	(2,832)	20	(2,800)
Accumulated fixed interest expense accrual	28	—	1,670	—	1,698
Accumulated variable interest expense accrual	—	—	6,085	—	6,085
Repayment	(500)	—	(697)	(75)	(1,272)
As of December 31, 2024	1,606	—	40,635	342	42,583
Bank loan

(in thousands of euros)	HSBC “PGE” (1)	Bpifrance “PGE” (1)	Total
As of January 1, 2023	4,409	4,717	9,127
Principal received	—	—	—
Impact of discounting and accretion	(9)	(6)	(15)
Accumulated fixed interest expense accrual (2)	41	90	131
Repayment	(1,287)	(1,345)	(2,632)
As of December 31, 2023	3,155	3,457	6,612
Principal received	—	—	—
Impact of discounting and accretion	(13)	(4)	(17)
Accumulated fixed interest expense accrual (2)	35	62	97
Repayment	(1,285)	(1,317)	(2,602)
As of December 31, 2024	1,891	2,198	4,089
(1)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
(2) The fixed interest accrual refers to guaranteed fee of 0.25% of the principal of the HSBC PGE loan and to a guarantee fee of 0.25% added to a fixed interest rate of 1.36% for the Bpifrance PGE loan, respectively.
Disclosure of Reconciliation of Changes in Lease Liabilities
The table below shows the detail of changes in lease liabilities related to office space and manufacturing facilities,recognized on the statements of financial position over the periods disclosed:

(in thousands of euros)	Lease liabilities
As of January 1, 2023	5,530
New lease contracts	—
Indexation effect on current lease commitment	376
Impact of discounting and accretion	(31)
Fixed interest expense	203
Repayment of lease	(996)
Early termination of lease contracts	—
As of December 31, 2023	5,081
New lease contracts	—
Indexation effect on current lease commitment	245
Impact of discounting and accretion	(16)
Fixed interest expense	170
Repayment of lease	(1,250)
Early termination of lease contracts	—
As of December 31, 2024	4,230

13.3. Changes in liabilities arising from financing activities

The table below shows the detail of changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB Loan	HSBC “PGE”	Bpifrance “PGE”	Lease Liabilities	Total
January 1, 2023	2,316	125	317	35,754	4,409	4,717	5,530	53,168
Principal received	—	—	150	—	—	—	—	150
Decrease in loans and conditional advances	(300)	(125)	(50)	—	(1,246)	(1,250)	—	(2,971)
Interest paid	—	—	—	(6,639)	(41)	(95)	—	(6,775)
Interest paid (IFRS 16)	—	—	—	—	—	—	(203)	(203)
Payment of lease liabilities	—	—	—	—	—	—	(793)	(793)
Cash flows from (used in) financing activities	(300)	(125)	100	(6,639)	(1,287)	(1,345)	(996)	(10,592)
Indexation effect on current lease commitment	—	—	—	—	—	—	376	376
Impact of discounting and catch-up	16	—	(20)	(285)	(9)	(6)	(31)	(335)
Accumulated fixed interest expense accrual	34	—	—	2,385	41	90	—	2,550
Accumulated variable interest expense accrual	—	—	—	5,195	—	—	201	5,396
Non-cash from financing activities	50	—	(20)	7,295	32	84	547	7,988
As of December 31, 2023	2,066	—	397	36,409	3,155	3,457	5,081	50,565
Principal received	—	—	—	—	—	—	—	—
Decrease in loans and conditional advances	(500)	—	(75)	—	(1,250)	(1,250)	—	(3,075)
Interest paid	—	—	—	(697)	(48)	(66)		(810)
Interest paid (IFRS 16)	—	—	—	—	—	—	(170)	(170)
Payment of lease liabilities	—	—	—	—	—	—	(1,080)	(1,080)
Cash flows from financing activities	(500)	—	(75)	(697)	(1,298)	(1,316)	(1,250)	(5,136)
Indexation effect on current lease commitment	—	—	—	—	—	—	245	245
Impact of discounting and catch-up	12	—	20	(2,832)	(13)	(4)	(16)	(2,833)
Accumulated fixed interest expense accrual	28	—	—	1,670	48	62	—	1,808
Accumulated variable interest expense accrual	—	—	—	6,085	—	—	169	6,254
Non-cash from financing activities	40	—	20	4,923	35	58	398	5,474
As of December 31, 2024	1,606	—	342	40,635	1,891	2,198	4,230	50,902

Disclosure of Advances Loans and Lease Liabilities
The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interest are as follows:

	As of December 31, 2024
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	800	837	—	—
Interest-free Bpifrance loan	—	—	—	—
Curadigm interest-free Bpifrance advance	100	200	75	—
HSBC “PGE”	1,272	631	—	—
Bpifrance “PGE”	1,289	948	—	—
EIB fixed rate loan	467	19,942	40,784	39,196
Lease liabilities	1,282	2,131	866	216
Total	5,210	24,689	41,725	39,412

	As of December 31, 2023
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	500	1,637	—	—
Interest-free Bpifrance loan	—	—	—	—
Curadigm interest-free Bpifrance advance	100	200	175	—
HSBC “PGE” (1)	1,285	1,904	—	—
Bpifrance “PGE” (1)	1,317	2,237	—	—
EIB fixed rate loan	692	19,946	17,872	51,246
Lease liabilities	1,219	2,434	1,227	621
Total	5,113	28,358	19,274	51,867
(1)”The Company will reimburse the two “PGE”or (“Prêts garantis par l’Etat” or state-guaranteed loans) over 5 years with a deferral of 1 year (last reimbursement being in 2026)